Net Finance Costs - Disclosure Of Finance Income Expense Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Finance Income Expense [Abstract]
Interest income under the effective interest		S/ 231	S/ 328	S/ 186
Cash flow hedges settlement - Swaps		1,971	3,285	0
Interest on term deposits		7,500	12,399	8,747
Exchange difference	[1]	193,004	0	75,852
Interest income on other investments		11,189	8,358	8,030
Others		942	440	163
Finance income		214,837	24,810	92,978
Financial liabilities measured at amortized cost – interest expense	[2]	423,620	471,248	522,258
Interest from leases liabilities		11,347	12,855	13,465
Exchange difference	[1]	0	41,709	0
Cash flow hedges - reclassified from OCI for costs of hedging reserve		18,268	34,482	86,135
Change in fair value of contingent consideration	[3]	0	2,492	2,011
Financial assets at FVTPL – net change in fair value: Derivate assets mandatorily measured at FVTPL		(971)	7,714	9,813
Extinguishment of debt		64,818	5,595	62,193
Financial debt prepayment penalty		243	0	53,285
Unwind of derivative financial instruments measured at FVOCI		68,473	7,550	0
Change in fair value of liability for purchase of non-controlling interest		3,143	0	0
Cash flow hedges settlement - Swaps		21,758	3,781	0
Others	[4]	40,591	46,167	34,622
Finance costs		S/ 651,290	S/ 633,593	S/ 783,782

[1]	In 2025, the net exchange difference includes an effect for S/ 22,244 thousand (S/ 9,249 thousand and S/ 32,100 thousand in 2024 and 2023, respectively) for the cash flow hedges reclassified from OCI (note 8).
[2]	For years 2025, 2024 and 2023, this includes S/ 143 thousand, S/ 256 thousand and S/ 339 thousand related to government grants of interest expenses (note 3.O), respectively.
[3]	The movement of contingent consideration is the following:
[4]	For years 2025, 2024 and 2023, this includes mainly cost of factoring for S/ 20,332 thousand, S/ 19,132 thousand and S/ 14,465 thousand, respectively.